Entity-Wide Disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity-Wide Disclosure (Details) [Line Items]
Total net sales, percentage	10.00%
Property, plant and equipment, net	$ 195,063	$ 203,295
ISRAEL
Entity-Wide Disclosure (Details) [Line Items]
Property, plant and equipment, net	130,600	136,400
Right of use assets of lessees	$ 1,000	$ 1,400